WARRANTS - Maturity Information (Details) - $ / shares	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Warrants maturity
Warrants outstanding	1,552,042		2,095,588
Exercise price (in dollars per share)	$ 22.14	$ 0
March 17, 2028
Warrants maturity
Warrants outstanding	562,500
Exercise price (in dollars per share)	$ 23.84
January 16, 2030
Warrants maturity
Warrants outstanding	922,667
Exercise price (in dollars per share)	$ 20
January 21, 2030
Warrants maturity
Warrants outstanding	66,875
Exercise price (in dollars per share)	$ 37.28